SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Movement in valuation allowances and reserves
Balance, beginning of year	$ 120,468	$ 97,653	$ 69,603
Charged to Costs and Expenses	101,967	123,352	105,260
Deductions and Other Adjustments	(125,474)	(100,537)	(77,210)
Balance, end of year	96,961	120,468	97,653
Valuation allowance for deferred tax assets
Movement in valuation allowances and reserves
Balance, beginning of year	165,994	182,308	26,744
Charged to Costs and Expenses			78,761
Deductions and Other Adjustments	(2,919)	(16,314)	76,803
Balance, end of year	$ 163,075	$ 165,994	$ 182,308